DEBT.	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
DEBT.
6.	DEBT.

Long-term borrowings are summarized as follows (in thousands):

	September 30, 2019	December 31, 2018
Kinergy line of credit	$79,685	$57,057
Pekin term loan	39,500	43,000
Pekin revolving loan	32,000	32,000
ICP term loan	12,000	16,500
ICP revolving loan	18,000	18,000
Parent notes payable	63,200	66,948
	244,385	233,505
Less unamortized debt discount	(150)	(690)
Less unamortized debt financing costs	(1,019)	(1,377)
Less short-term portion	(144,543)	(146,671)
Long-term debt	$98,673	$84,767

Kinergy Operating Line of Credit – On July 31, 2019, Kinergy amended its credit facility to continue, until November 30, 2019 or earlier on ten days prior notice from the lender, the borrowing base under the credit facility at 90% of eligible accounts receivable, plus the lesser of (a) $50,000,000, (b) 80% of eligible inventory, or (c) 95% of the estimated recovery value of eligible inventory. Additional borrowings under the expanded credit terms, which were $4,430,000 as of September 30, 2019, accrue interest at an annual rate equal to the daily three month LIBOR plus an applicable margin of 4.00%. As of September 30, 2019, Kinergy had additional unused borrowing availability under its credit facility of $2,247,000.

Pekin Term Loan – On March 30, 2018, Pacific Ethanol Pekin, LLC ("PE Pekin"), one of the Company's subsidiaries, amended its term loan facility by reducing the amount of working capital it is required to maintain to not less than $13.0 million from March 31, 2018 through November 30, 2018 and not less than $16.0 million from December 1, 2018 and continuing at all times thereafter. In addition, a principal payment in the amount of $3.5 million due for May 2018 was deferred until the maturity date of the term loan.

On March 21, 2019, PE Pekin amended its term and revolving credit facilities by agreeing to increase the interest rate under the facilities by 125 basis points to an annual rate equal to the 30-day LIBOR plus 5.00%. PE Pekin and its lender also agreed that it is required to maintain working capital of not less than $15,000,000 from March 21, 2019 through July15, 2019 and working capital of not less than $30,000,000 from July 15, 2019 and continuing at all times thereafter. On July 15, 2019, PE Pekin and its lender agreed to a further amendment extending the aforementioned July 15, 2019 dates to November 15, 2019. As of the filing of this prospectus, the Company believes PE Pekin is in compliance with its working capital requirement.

Under these amendments, the lenders also agreed to temporarily waive financial covenant violations, working capital maintenance violations and intercompany accounts receivable collections violations that occurred with respect to PE Pekin's credit agreement. In addition, the lenders agreed to defer scheduled principal payments, including further deferral of principal payments in the amount of $3,500,000 each due on February 20, 2019 and May 20, 2019. On August 6, 2019, the Company paid its $3,500,000 principal payment scheduled for August 20, 2019.

The waivers and principal deferrals expire on November 15, 2019, or earlier in the case of an event of default, at which time the waivers will become permanent if Pacific Ethanol Central, LLC ("PE Central"), PE Pekin's parent, has made a contribution to PE Pekin in an amount equal to $30,000,000, minus the then-existing amount of PE Pekin's working capital, plus the amount of any accounts receivable owed by PE Central to PE Pekin, plus $12,000,000 (the "PE Central Contribution Amount"). In addition, if the PE Central Contribution Amount is timely received, the lenders agreed to waive PE Pekin's debt service coverage ratio financial covenant for the year ended December 31, 2019. If the PE Central Contribution Amount is not timely made, then the temporary waivers will automatically expire.

PE Pekin is also required to pay by November 15, 2019 the aggregate amount of $10,500,000 representing all deferred and unpaid scheduled principal payments and all additional scheduled principal payments for the remainder of 2019.

ICP Credit Facilities – As of September 30, 2019, ICP did not meet its minimum working capital requirement, however, ICP's lender subsequently waived the minimum working capital deficiency. As of the filing of this prospectus, the Company believes ICP is in compliance with its working capital requirement.

Restrictions – At September 30, 2019, there were approximately $184.8 million of net assets at the Company's subsidiaries that were not available to be transferred to Pacific Ethanol, Inc. in the form of dividends, loans or advances due to restrictions contained in the credit facilities of the Company's subsidiaries.

8.	DEBT.

Long-term borrowings are summarized as follows (in thousands):

	December 31, 2018	December 31, 2017
Kinergy line of credit	$57,057	$49,477
Pekin term loan	43,000	53,500
Pekin revolving loan	32,000	32,000
ICP term loan	16,500	22,500
ICP revolving loan	18,000	18,000
Pacific Aurora line of credit	—	—
Parent notes payable	66,948	68,948
	233,505	244,425
Less unamortized debt discount	(690)	(1,409)
Less unamortized debt financing costs	(1,377)	(1,925)
Less short-term portion	(146,671)	(20,000)
Long-term debt	$84,767	$221,091

Kinergy Line of Credit – Kinergy has an operating line of credit for an aggregate amount of up to $100,000,000. The line of credit matures on August 2, 2022. The credit facility is based on Kinergy's eligible accounts receivable and inventory levels, subject to certain concentration reserves. The credit facility is subject to certain other sublimits, including inventory loan limits. Interest accrues under the line of credit at a rate equal to (i) the three-month London Interbank Offered Rate ("LIBOR"), plus (ii) a specified applicable margin ranging between 1.50% and 2.00%. The applicable margin was 1.50%, for a total rate of 4.31% at December 31, 2018. The credit facility's monthly unused line fee is an annual rate equal to 0.25% to 0.375% depending on the average daily principal balance during the immediately preceding month. Payments that may be made by Kinergy to the Company as reimbursement for management and other services provided by the Company to Kinergy are limited under the terms of the credit facility to $1,500,000 per fiscal quarter.

The credit facility also includes the accounts receivable of PAP as additional collateral. Payments that may be made by PAP to the Company as reimbursement for management and other services provided by the Company to PAP are limited under the terms of the credit facility to $500,000 per fiscal quarter.

If Kinergy and PAP's monthly excess borrowing availability falls below certain thresholds, they are collectively required to maintain a fixed-charge coverage ratio (calculated as a twelve-month rolling EBITDA divided by the sum of interest expense, capital expenditures, principal payments of indebtedness, indebtedness from capital leases and taxes paid during such twelve-month rolling period) of at least 2.0 and are prohibited from incurring certain additional indebtedness (other than specific intercompany indebtedness).

Kinergy and PAP's obligations under the credit facility are secured by a first-priority security interest in all of their assets in favor of the lender. Pacific Ethanol has guaranteed all of Kinergy's obligations under the line of credit. As of December 31, 2018, Kinergy had unused availability under the credit facility of $10,200,000.

Pekin Credit Facilities – On December 15, 2016, the Company's wholly-owned subsidiary, Pacific Ethanol Pekin, Inc. ("Pekin"), entered into a Credit Agreement (the "Pekin Credit Agreement") with 1st Farm Credit Services, PCA and CoBank, ACB ("CoBank"). On December 15, 2016, under the terms of the Pekin Credit Agreement, Pekin borrowed from 1st Farm Credit Services $64.0 million under a term loan facility that matures on August 20, 2021 (the "Pekin Term Loan") and $32.0 million under a revolving term loan facility that matures on February 1, 2022 (the "Pekin Revolving Loan" and, together with the Pekin Term Loan, the "Pekin Credit Facility"). The Pekin Credit Facility is secured by a first-priority security interest in all of Pekin's assets under the terms of a Security Agreement, dated December 15, 2016, by and between Pekin and CoBank (the "Pekin Security Agreement"). Interest accrues under the Pekin Credit Facility at an annual rate equal to the 30-day LIBOR plus 3.75%, payable monthly. Pekin is required to make quarterly principal payments in the amount of $3.5 million on the Pekin Term Loan beginning on May 20, 2017 and a principal payment of $4.5 million at maturity on August 20, 2021. Pekin is required to pay a monthly fee on any unused portion of the Pekin Revolving Loan at a rate of 0.75% per annum. Prepayment of the Pekin Credit Facility is subject to a prepayment penalty. Under the terms of the Pekin Credit Agreement, Pekin is required to maintain not less than $20.0 million in working capital and an annual debt coverage ratio of not less than 1.25 to 1.0. The Pekin Credit Agreement contains a variety of affirmative covenants, negative covenants and events of default.

On August 7, 2017, Pekin amended its term and revolving credit facilities by agreeing to increase the interest rate under the facilities by 25 basis points to an annual rate equal to the 30-day LIBOR plus 4.00%. Pekin and its lender also agreed that Pekin is required to maintain working capital of not less than $17.5 million from August 31, 2017 through December 31, 2017 and working capital of not less than $20.0 million from January 1, 2018 and continuing at all times thereafter. In addition, the required Debt Service Coverage Ratio was reduced to 0.15 to 1.00 for the fiscal year ending December 31, 2017. For the month ended January 31, 2018, Pekin was not in compliance with its working capital requirement due to larger than anticipated repair and maintenance related expenses to replace faulty equipment. Pekin has received a waiver from its lender for this noncompliance. Further, the lender decreased Pekin's working capital covenant requirement to $13.0 million for the month ended February 28, 2018, excluding the $3.5 million principal payment due in May 2018 from the calculation.

On March 30, 2018, Pekin amended its term loan facility by reducing the amount of working capital it is required to maintain to not less than $13.0 million from March 31, 2018 through November 30, 2018 and not less than $16.0 million from December 1, 2018 and continuing at all times thereafter. In addition, a principal payment in the amount of $3.5 million due for May 2018 was deferred until the maturity date of the term loan.

The Company experienced certain covenant violations under its Pekin term and revolving credit facilities at December 31, 2018. In February 2019, the Company reached an agreement with its lender to forbear until March 11, 2019 and to defer a $3.5 million principal payment until that date. As of the filing of the Form 10-K, the forbearance and deferral have not been extended, the covenant violations have not been waived and the $3.5 million principal payment is due and has not been paid; however, the Company continues to work with its lender in this regard.

ICP Credit Facilities — On September 15, 2017, ICP, Compeer Financial, PCA ("Compeer"), and CoBank as agent, entered into a Credit Agreement ("ICP Credit Agreement"). Under the ICP Credit Agreement, Compeer agreed to extend to ICP a term loan in the amount of $24,000,000 and a revolving loan in an amount of up to $18,000,000. ICP used the proceeds of the term loan to refinance the Seller Notes. ICP is to make amortizing principal payments in sixteen equal consecutive quarterly installments of $1,500,000 each until September 20, 2021, at which time the entire remaining balance is due and payable. Interest on the unpaid principal amount of the term loan accrues at a rate equal to 3.75% plus the one-month LIBOR index rate. ICP used the proceeds of the revolving term facility to refinance the Seller Notes and for ICP's working capital needs. The revolving loan matures on September 1, 2022. The revolving loan gives ICP the right, in ICP's sole discretion, to permanently reduce from time to time the revolving term commitment in increments of $500,000 by giving CoBank ten days prior written notice. The revolving loan requires ICP to pay CoBank a nonrefundable commitment fee equal to 0.75% per annum multiplied by the average daily positive difference between the amounts of (i) the revolving term commitment, minus (ii) the aggregate principal amount of all loans outstanding under the revolving loan. Interest on the unpaid principal amount of the loan accrues, pursuant to ICP's election of the LIBOR Index Option, at a rate equal to 3.75% plus the one-month LIBOR index rate.

Under the terms of the credit facilities, ICP is required to maintain working capital of not less than $8.0 million. In addition, ICP is required to maintain an annual debt service coverage ratio of not less than 1.50 to 1.00 beginning for the year ending December 31, 2018.

As of December 31, 2018 and the filing of this report, the Company believes ICP is in compliance with its working capital requirement.

Pacific Aurora Line of Credit – On March 30, 2018, Pacific Aurora, LLC, terminated its revolving credit facility, which was unused during the year ended December 31, 2018. As a result, the Company fully amortized its deferred financing fees of $0.3 million for the year ended December 31, 2018 related to this credit facility.

Pacific Ethanol, Inc. Notes Payable – On December 12, 2016, Pacific Ethanol entered into a Note Purchase Agreement (the "Note Purchase Agreement") with five accredited investors. On December 15, 2016, under the terms of the Note Purchase Agreement, Pacific Ethanol sold $55.0 million in aggregate principal amount of its senior secured notes to the Investors in a private offering for aggregate gross proceeds of 97% of the principal amount of the Notes sold. On June 26, 2017, the Company entered into a second Note Purchase Agreement with five accredited investors. On June 30, 2017, under the terms of the second Note Purchase Agreement, the Company sold an additional $13.9 million in aggregate principal amount of its senior secured notes to the investors in a private offering for aggregate gross proceeds of 97% of the principal amount of the notes sold (collectively with the notes sold on December 15, 2016, the "Notes"), for a total of $68.9 million in aggregate principal amount of Notes.

The Notes mature on December 15, 2019 (the "Maturity Date"). Interest on the Notes accrues at a rate equal to (i) the greater of 1% and the three-month LIBOR, plus 7.0% from the closing through December 14, 2017, (ii) the greater of 1% and LIBOR, plus 9% between December 15, 2017 and December 14, 2018, and (iii) the greater of 1% and LIBOR plus 11% between December 15, 2018 and the Maturity Date. The interest rate increases by an additional 2% per annum above the interest rate otherwise applicable upon the occurrence and during the continuance of an event of default until such event of default has been cured. Interest is payable in cash on the 15th calendar day of each March, June, September and December. Pacific Ethanol is required to pay all outstanding principal and any accrued and unpaid interest on the Notes on the Maturity Date. Pacific Ethanol may, at its option, prepay the outstanding principal amount of the Notes at any time without premium or penalty. The Notes contain a variety of events of default. The payments due under the Notes rank senior to all other indebtedness of Pacific Ethanol, other than permitted senior indebtedness. The Notes contain a variety of obligations on the part of Pacific Ethanol not to engage in certain activities, including that (i) Pacific Ethanol and certain of its subsidiaries will not incur other indebtedness, except for certain permitted indebtedness, (ii) Pacific Ethanol and certain of its subsidiaries will not redeem, repurchase or pay any dividend or distribution on their respective capital stock without the prior consent of the holders of the Notes holding 66-2/3% of the aggregate principal amount of the Notes, other than certain permitted distributions, (iii) Pacific Ethanol and certain of its subsidiaries will not sell, lease, assign, transfer or otherwise dispose of any assets of Pacific Ethanol or any such subsidiary, except for certain permitted dispositions (including the sales of inventory or receivables in the ordinary course of business), and (iv) Pacific Ethanol and certain of its subsidiaries will not issue any capital stock or membership interests for any purpose other than to pay down a portion of all of the amounts owed under the Notes and in connection with Pacific Ethanol's stock incentive plans. The Notes are secured by a first-priority security interest in the equity interest held by Pacific Ethanol in its wholly-owned subsidiary, PE Op. Co., which indirectly owns the Company's plants located on the West Coast.

During the year ended December 31, 2018, the Company made voluntary principal prepayments of $2,000,000 from the proceeds of certain equity issuances.

Pacific Ethanol West Plants' Term Debt – The Pacific Ethanol West Plants' debt as of December 31, 2015 consisted of a $17,003,000 tranche A-1 term loan which was to mature in June 2016. On February 26, 2016, the Company retired the $17,003,000 outstanding balance by purchasing the lender's position for cash at par without any prepayment penalty. The purchase increased the amount of the term debt held by Pacific Ethanol from $41,763,000 at December 31, 2015 to $58,766,000 at December 31, 2016 and 2017, which is eliminated upon consolidation, as the Company has no continuing obligations to any third-party lender under the credit agreements associated with this term debt.

Maturities of Long-term Debt – The Company's long-term debt matures as follows (in thousands):

December 31:
2019	$86,260
2020	20,000
2021	19,500
2022	107,745
2023	—
$233,505